Preferred Stock (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Warrants to purchase shares (in shares)	500,000
Liquidation preference (in dollars per share)	$ 1,000
Exercise price (in dollars per share)	$ 8.40
Preferred stock dividend rate for first five years (in hundredths)	5.00%
Preferred stock dividend rate thereafter five years (in hundredths)	9.00%
Dividends Paid on Preferred Stock	$ (5,492,749)	$ 0	$ 0
Cumulative Perpetual Preferred Stock, Series A [Member]
Class of Stock [Line Items]
Shares issued for cash during period (in shares)	28,000